Restructuring	6 Months Ended
Jun. 30, 2021
Restructuring [Abstract]
Disclosure of Restructuring [text block]
Restructuring
Restructuring is primarily driven by the implementation of the Group’s strategic changes as announced in the third quarter 2019. We have defined and are in the process of implementing measures that aim to strengthen the bank, position it for growth and simplify its organizational set-up. The measures also aim to reduce adjusted costs through higher efficiency, by optimizing and streamlining processes, and by exploiting synergies.
Restructuring expense is comprised of termination benefits, additional expenses covering the acceleration of deferred compensation awards not yet amortized due to the discontinuation of employment and contract termination costs related to real estate.
Net restructuring expense by division
	Three months ended		Six months ended
in € m.	Jun 30, 2021	Jun 30, 2020	Jun 30, 2021	Jun 30, 2020
Corporate Bank	5	0	17	5
Investment Bank	11	11	12	15
Private Bank	69	104	71	166
Asset Management	1	7	2	10
Capital Release Unit	1	(0)	1	1
Corporate & Other	(0)	1	(0)	0
Total Net Restructuring Charges	86	123	102	197

Net restructuring expense by type
	Three months ended		Six months ended
in € m.	Jun 30, 2021	Jun 30, 2020	Jun 30, 2021	Jun 30, 2020
Restructuring – Staff related	65	127	83	201
Of which:
Termination Payments	63	106	81	180
Retention Acceleration	2	20	2	20
Social Security	(0)	1	(0)	1
Restructuring – Non Staff related[1]	20	(4)	19	(4)
Total net restructuring Charges	86	123	102	197

[1] Contract costs, mainly related to real estate and technology.
Provisions for restructuring amounted to € 666 million and € 676 million as of June 30, 2021 and December 31, 2020, respectively. The majority of the current provisions for restructuring should be utilized in the next two years.
During the six months ended June 30, 2021, 275 full-time equivalent staff were reduced as part of our restructuring program. These reductions were identified within:
Full-time equivalent staff	Three months ended Jun 30, 2021	Six months ended Jun 30, 2021
Corporate Bank	16	31
Investment Bank	0	10
Private Bank	70	165
Asset Management	1	11
Capital Release Unit	2	5
Infrastructure	18	53
Total full-time equivalent staff	106	275